UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Millions		3 Months Ended		6 Months Ended
		Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Statement of comprehensive income [abstract]
Net income (loss)		$ 93	$ 135	$ 309	$ 391
Items that may be reclassified subsequently to profit or loss:
Fair value through other comprehensive income		25	14	2	43
Insurance finance reserve		(14)	3	(5)	(9)
Foreign currency translation		(45)	607	(15)	882
Net investment and cash flow hedges		41	(153)	146	(282)
Equity accounted investments		(3)	11	(9)	16
Taxes on the above items		0	15	(22)	34
Reclassification to profit or loss		(18)	(53)	(23)	(59)
Other comprehensive income that will be reclassified to profit or loss, net of tax		(14)	444	74	625
Items that will not be reclassified subsequently to profit or loss:
Revaluation of pension obligations		(1)	1	0	0
Fair value through other comprehensive income		(15)	206	2	213
Taxes on the above items		0	1	0	0
Other components of other comprehensive income that will not be reclassified to profit or loss, net of tax		(16)	208	2	213
Total other comprehensive income (loss)		(30)	652	76	838
Comprehensive income (loss)		63	787	385	1,229
Attributable to:
Class A shareholders	[1]	16	389	112	522
Non-controlling interests attributable to:
Special shareholder	[1]	0	0	0	0
Preferred securities		13	13	26	26
Interest of others in operating subsidiaries		$ 34	$ 385	$ 247	$ 681

[1]
(1)For the periods prior to the completion of the Arrangement on March 27, 2026, reflects amounts previously attributable to LP Units, Redemption-Exchange Units and BBHC exchangeable shares, which were exchanged for Class A Shares on a one-for-one basis, and amounts previously attributable to Special LP Units, which were exchanged for Special Shares on a one-for-one basis. See Note 2(b) for additional information.